Net Sales	12 Months Ended
Dec. 31, 2017
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Net Sales
5.	Net Sales

Details of net sales for years ended December 31, 2015, 2016 and 2017 were as follows:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Product sales	R$	1,479,741	R$	1,692,258	R$	1,804,540	US$	545,509
Other revenues - Freight related services		25,861		39,008		49,972		15,106
Other revenues - Marketplace		—		8,274		34,494		10,427

Total net sales	R$	1,505,602	R$	1,739,540	R$	1,889,006	US$	571,042

The Company has established distribution centers in the Brazil States of Pernambuco and Minas Gerais, where it has been granted tax incentives by local government which reduce the amount of sales taxes paid, effectively increasing the amount of revenue recognized.

As a result of such tax incentives, sales to purchasers outside of the State of Pernambuco originated from our distribution center located in the city of Recife (State of Pernambuco, Brazil), enjoyed Pernambuco State ICMS tax rate of 2.0% during 2015 and a range from 0.5% to 1.0% during 2016 and 2017, depending on the type of product offered. Also, sales to purchasers outside of the State of Minas Gerais originated from our distribution center located in the city of Extrema (State of Minas Gerais, Brazil) enjoyed a Minas Gerais State ICMS tax rate of 2.0% during 2015 and 1.0% during 2016 and 2017.

The incentive also determines that the Company is not allowed to take any credit for taxes paid on the purchase of products subsequently sold outside of those states such that these amounts become non-recoverable taxes and increase the Cost of Sales. Note 7 (a) of these financial statements presents the impact on cost of sales.

For the years ended December 31, 2015, 2016 and 2017, the total amounts of tax incentives recorded in net sales are as follows:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
State of Pernambuco	R$	124,556	R$	95,151	R$	66,587	US$	20,129
State of Minas Gerais		40,589		121,520		152,588		46,127

Total tax incentives - Net sales	R$	165,145	R$	216,671	R$	219,175	US$	66,256